Document and Entity Information Document	Aug. 05, 2021	May 06, 2021
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Aug. 05, 2021
Entity Registrant Name	VEREIT, INC.
Entity Central Index Key		0001507385
Amendment Flag		false
Entity Incorporation, State or Country Code	MD
Entity File Number	001-35263
Entity Tax Identification Number	45-2482685
Entity Address, Address Line One	2325 E. Camelback Road, 9th Floor
Entity Address, City or Town	Phoenix,
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85016
City Area Code	(800)
Local Phone Number	606-3610
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
VEREIT Operating Partnership, L.P. [Member]
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Aug. 05, 2021
Entity Registrant Name	VEREIT OPERATING PARTNERSHIP, L.P.
Entity Central Index Key		0001528059
Amendment Flag		false
Entity Incorporation, State or Country Code	DE
Entity File Number	333-197780
Entity Tax Identification Number	45-1255683
Entity Address, Address Line One	2325 E. Camelback Road, 9th Floor
Entity Address, City or Town	Phoenix,
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85016
City Area Code	(800)
Local Phone Number	606-3610
Entity Emerging Growth Company	false
NEW YORK STOCK EXCHANGE, INC. [Member] | Common Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	Common Stock
Trading Symbol	VER
Security Exchange Name	NYSE
NEW YORK STOCK EXCHANGE, INC. [Member] | Series F Preferred Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	6.70% Series F Cumulative Redeemable Preferred Stock
Trading Symbol	VER PRF
Security Exchange Name	NYSE